JOINT VENTURE (Details Narrative) - USD ($)		1 Months Ended
	Apr. 02, 2022	Aug. 01, 2022	May 31, 2021	Dec. 31, 2022	Jun. 30, 2022	May 07, 2021	Mar. 31, 2021	Mar. 22, 2021	Nov. 24, 2020	Nov. 17, 2020	Aug. 26, 2020
Purchase number of share common stock		25,000,000
Exercise price				$ 0.09	$ 0.12	$ 0.12	$ 0.12	$ 0.28	$ 0.015	$ 0.015	$ 0.049
Joint Venture With XTI Aircraft [Member]
Initial Deposit			$ 1,000,000
Ownership owned percentage			50.00%
financial commitment agreegate amount			$ 10,000,000
Investment obligation			$ 10,000,000
Joint Venture With Movychem [Member]
Ownership owned percentage	50.00%
Pending payments	$ 25,000
Contribution amount				$ 280,656	$ 115,356
Description about intellectual property	Movychem is transferring to the Joint Venture all of its interest to the know-how and intellectual property relating to Retacell® exclusive of all of all patents, and the Company is contributing the amount of $2,600,000 payable (a) $600,000 at the rate of $25,000 per month over a 24 month period and (b) $2,000,000 within five business days of a closing of a financing in which the Company receives net proceeds of at least $3,000,000 but in no event later than six months from the Effective Date
Company payment	$ 2,000,000
Purchase number of share common stock	170,000,000
Exercise price	$ 0.01